FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Interest rate swap transactions
As of December 31, 2021 and 2020, we were party to the following interest rate swap transactions involving the payment of fixed rates in exchange for LIBOR as summarized below:

Instrument (in thousands of $)	Year end	Notional value	Maturity dates	Fixed interest rates
Interest rate swaps:
Receiving floating, pay fixed	2021	505,000	2024/2029	1.69% to 2.37%
Receiving floating, pay fixed	2020	597,500	2021/2029	1.69% to 2.37%

Fair value of derivative instruments on a gross basis
The 2022 Incremental Capacity for the Hilli is linked to European natural gas prices. During the year ended December 31, 2021, we were party to a commodity swap involving the payment of fixed prices in exchange for Dutch Natural Gas to manage our exposure to the European natural gas prices as summarized below:

Instrument	Year end	Notional quantity (tons)	Maturity date	Fixed price
Commodity swap derivatives:
Receiving fixed, pay floating	2021	23,249	2022	$23.25 to $28.00
The following table summarizes the fair value of our derivative instruments on a gross basis (none of which have been designated as hedges) recorded in our consolidated balance sheets as of December 31, 2021 and 2020:

	Balance sheet classification	2021	2020
(in thousands of $)
Asset derivatives
Gas derivative instrument	Other current assets (note 16)	79,578	—
Oil derivative instrument	Other non-current assets (note 20)	127,480	540
Commodity swap	Other current assets (note 16)	1,753	—
Total asset derivatives		208,811	540
Liability derivatives
Interest rate swaps	Other current liabilities (note 23)	(17,300)	(44,315)
Commodity swap	Other current liabilities (note 23)	(88)	—
Foreign exchange swaps	Other current liabilities	—	(1,310)
Total liability derivatives		(17,388)	(45,625)

Fair value hierarchy of derivative and non-derivative financial instruments
The carrying value and fair value of our financial instruments at December 31, 2021 and 2020 are as follows:

		2021	2021	2020	2020
(in thousands of $)	Fair value hierarchy	Carrying value	Fair value	Carrying value	Fair value

Non-derivatives:
Cash and cash equivalents (1)	Level 1	268,627	268,627	127,691	127,691
Restricted cash and short-term deposits (2)	Level 1	150,165	150,165	163,181	163,181
Trade accounts receivable (3)	Level 1	29,749	29,749	29,648	29,648
Investment in listed equity securities (4)	Level 1	449,666	449,666	—	—
Trade accounts payable (3)	Level 1	(12,405)	(12,405)	(10,579)	(10,579)
Current portion of long-term debt and short-term debt (5) (6) (7)	Level 2	(736,905)	(736,905)	(984,510)	(984,510)
Current portion of convertible bonds (6) (8)	Level 2	(315,646)	(316,561)	—	—
Long-term debt – convertible bonds (6) (8)	Level 2	—	—	(383,740)	(366,581)
Long-term debt (6) (7)	Level 2	(1,389,374)	(1,389,374)	(1,011,281)	(1,011,281)

Derivatives:
Oil and gas derivative instruments (9) (10)	Level 2	207,058	207,058	540	540
Interest rate swaps liability (9) (11) (12) (13)	Level 2	(17,300)	(17,300)	(44,315)	(44,315)
Commodity swap asset (11)	Level 2	1,753	1,753	—	—
Commodity swap liability (11)	Level 2	(88)	(88)	—	—
Foreign exchange swaps liability (9) (11) (13)	Level 2	—	—	(1,310)	(1,310)

(1) The carrying value of cash and cash equivalents, which are highly liquid, is a reasonable estimate of fair value.

(2) The carrying value of restricted cash and short-term deposits is considered to be equal to the estimated fair value because of their near term maturity.

(3) The carrying values of trade accounts receivable and trade accounts payable approximate fair values because of the near term maturity of these instruments.

(4) “Investment in listed equity securities” refers to our 18.6 million NFE Shares (note 14 and 16). The fair value was calculated using the NFE closing share price as at December 31, 2021, resulting in a valuation of $449.7 million.

(5) The carrying amounts of our short-term debt approximate their fair values because of the near term maturity of these instruments.

(6) Our debt obligations are recorded at amortized cost in the consolidated balance sheets. The amounts presented in the table are gross of the deferred charges amounting to 32.1 million and $28.7 million at December 31, 2021 and December 31, 2020, respectively.

(7) The estimated fair values for both the floating long-term debt and short-term debt to a related party are considered to be equal to the carrying value since they bear variable interest rates, which are adjusted on a quarterly or six-monthly basis.
(8) The estimated fair value for the liability component of the unsecured convertible bonds is based on the quoted market price as at the balance sheet date.

(9) Derivative assets are generally captured within other current assets and non-current assets and derivative liabilities are captured within other current liabilities on the balance sheet.

(10) The fair value of the oil and gas derivative instruments was determined using the estimated discounted cash flows of the additional payments due to us as a result of oil prices moving above a contractual oil price floor over the term of the LTA and the estimated discounted cash flows of the additional payments due to us in 2022 as a result of gas prices moving with respect to the contractual pricing terms per the LTA Amendment and the Euro/USD exchange rates based on the forex forward curve. Significant inputs used in the valuation of the oil and gas derivative instruments include management’s estimate of an appropriate discount rate and the length of time necessary to blend the long-term and short-term oil and gas prices obtained from quoted prices in active markets.

(11) The fair value of certain derivative instruments is the estimated amount that we would receive or pay to terminate the agreements at the reporting date, taking into account current interest rates, foreign exchange rates, closing quoted market prices and our creditworthiness and that of our counterparties.

(12) The credit exposure of interest rate swap agreements is represented by the fair value of contracts with a positive value at the end of each period, reduced by the effects of master netting arrangements. It is our policy to enter into master netting agreements with counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of the amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us.

(13) The fair value measurement of a liability must reflect the non-performance of the entity. Therefore, the impact of our credit worthiness has also been factored into the fair value measurement of the derivative instruments in a liability position.

Offsetting assets and liabilities
It is our policy to enter into master netting agreements with the counterparties to derivative financial instrument contracts, which give us the legal right to discharge all or a portion of amounts owed to the counterparty by offsetting them against amounts that the counterparty owes to us. We have elected not to offset the fair values of derivative assets and liabilities executed with the same counterparty that are generally subject to enforceable master netting arrangements. As of December 31, 2021 and 2020, the amounts presented in our consolidated balance sheet in relation to interest rate swaps and foreign exchange swaps are not able to be offset. For our commodity swaps, if we were to offset and record the asset and liability balances of derivatives on a net basis, the amounts presented in our consolidated balance sheets as of December 31, 2021 and 2020 would be adjusted as detailed in the following table:

	2021			2020
	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount	Gross amounts presented in the consolidated balance sheet	Gross amounts not offset in the consolidated balance sheet subject to netting agreements	Net amount
(in thousands of $)
Commodity swaps
Total asset derivatives	1,753	(88)	1,665	—	—	—
Total liability derivatives	(88)	88	—	—	—	—